Income Tax	12 Months Ended
Dec. 31, 2013
Income Tax
Income Tax

13.Income Tax

For financial reporting purposes, income before income taxes includes the following components:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Income (loss) Before Income Taxes:
PRC	(3,029,769)	(32,340,085)	125,404,634
Other	(464,549,563)	(37,916,141)	(63,455,200)

Total	(467,579,332)	(70,256,226)	61,949,434

The expense (benefit) for income taxes is comprised of:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Current Tax
PRC	17,257,121	16,813,520	44,386,281
Other	58,037	—	35,774

	17,315,158	16,813,520	44,422,055

Deferred Tax
PRC	(20,039,088)	(15,644,866)	(30,745,061)
Other	—	—	—

	(20,039,088)	(15,644,866)	(30,745,061)

Income tax expense (benefit)	(2,723,930)	1,168,654	13,676,994

The Company is incorporated in the Cayman Islands, which is exempted from tax.

On January 1, 2008, a new Enterprise Income Tax Law in China took effect. The new law applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises that enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. E-House Shanghai is subject to such a graduated rate schedule.

Shanghai CRIC was approved as a high and new technology enterprise and is therefore subject to a 15% preferential income tax rate for the years from 2011 through 2014. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted it from income taxes for 2009 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012.

In February 2009, Shanghai SINA Leju, the Group’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. Shanghai SINA Leju was also granted status as a high and new technology enterprise and was entitled to enjoy a favorable statutory tax rate of 15% from 2013 through 2014.

In February 2012, Shanghai Fangxin information technology Co., Ltd., the Group’s subsidiary in China, was granted software enterprise status, which exempted it from income taxes for 2012 and 2013 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2014 through 2016.

Chongqing E-House Western Real Estate Investment Consultant Co., Ltd. was established in the western region of China and was deemed to be engaged in an industry category encouraged by the government. In August, 2012 Chongqing E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for 2012 and 2013.

The Group’s subsidiaries in Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not have uncertain tax positions in accordance with ASC740-10, nor does it anticipate any significant increase to its liability for unrecognized tax benefit within next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to tax authority’s mistake or due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($16,402) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2012	2013
	$	$
Deferred tax assets:
Accrued salary expenses	16,586,026	24,396,931
Bad debt provision	8,201,901	19,233,885
Net operating loss carry forwards	24,008,244	23,846,831
Advertising expenses temporarily non-deductible	9,415,848	19,970,491
Other	312,952	71,177

Gross deferred tax assets	58,524,971	87,519,315
Valuation allowance	(7,324,717)	(11,237,880)

Total deferred tax assets	51,200,254	76,281,435

Analysis as:
Current	41,212,042	66,331,906
Non-current	9,988,212	9,949,529

Deferred tax liabilities:
Amortization of intangible and other assets	36,925,632	29,900,565

Total deferred tax liabilities	36,925,632	29,900,565

Analysis as:
Current	—	—
Non-current	36,925,632	29,900,565

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Balance as of January 1,	183,392	689,076	7,324,717
Additions	484,262	6,625,864	3,631,241
Changes due to foreign exchange	21,422	9,777	281,922

Balance as of December 31,	689,076	7,324,717	11,237,880

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $484,262, $6,625,864 and $3,631,241 for the years ended December 31, 2011, 2012 and 2013, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three years period ended December 31, 2013. Such objective evidence limits the Group’s ability to consider other subjective evidence such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2013, a valuation allowance of $11,237,880 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(24.26)%	(14.86)%	13.60%
Effect of tax preference	0.72%	(1.91)%	(17.16)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.83)%	(2.14)%	(1.47)%
Valuation allowance movement	(0.10)%	(9.48)%	5.86%
Effect of different tax rate of DTA and DTL applied	0.05%	0.55%	(3.22)%
Others	—	1.18%	(0.53)%

	0.58%	(1.66)%	22.08%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
The aggregate dollar effect	3,046,393	(1,336,133)	10,628,117
Per share effect — basic	0.04	(0.01)	0.08
Per share effect — diluted	0.04	(0.01)	0.08

As of December 31, 2012 and 2013, the Group had tax losses carry forward of $97,503,509 and $93,844,512, respectively. These tax losses are available for offset against future profits that may be carried forward until calendar year 2017 and 2018, respectively.

Undistributed earnings of the Company’s PRC subsidiaries of approximately $346.4 million at December 31, 2013 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $14.6 million to $29.1 million, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.